Balance Sheet Details (Details) - Schedule of current liabilities - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of current liabilities [Abstract]
Accounts payable		$ 596,261	$ 865,901
Accrued payroll and related expenses		756,729	266,852
Accrued clinical study expenses		327,244	40,329
Accrued professional fees		294,130	23,216
Accrued clinical development costs		145,566
Accrued other expenses		5,000	12,478
Lease liability		16,752
Total current liabilities	$ 8,078,471	$ 2,141,682	$ 1,208,776